Stockholders’ Equity	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Stockholders’ Equity

Note 7 – Stockholders’ Equity

Common stock

On January 31, 2025, we effected a 10 for 1 reverse stock split of the Company’s authorized stock, and issued and outstanding shares of Common Stock by filing a Certificate of Change pursuant to pursuant to Nevada Revised Statutes (“NRS”) Section 78.209. As a result of the reverse split, the Company is authorized to issue 15,000,000 common shares (the Company’s authorized common shares were reduced in the same ratio (10-for-1) as its outstanding Common Stock shares were reduced). All share and per share amounts were retroactively adjusted to reflect this split as if it occurred at the earliest period presented.

An additional 309,281 common stock shares were included in the Company’s issued and outstanding shares as a result of rounding-up fractional shares into whole shares as a result of the reverse stock split.

On November 16, 2024, we entered into a Securities Purchase Agreement (the “Agreement”) with Alumni Capital LP, a Delaware limited partnership. Pursuant to the Agreement, we have the right, but not the obligation to cause Alumni Capital LP to purchase up to $20,000,000 common stock, par value $0.001, at certain purchase price during the period beginning on the execution date of the Agreement and ending on the earlier of (i) the date which Alumni Capital LP has purchased $20,000,000 of the Company’s common stock pursuant to the Agreement or (ii) November 16, 2027. Pursuant to this Agreement, on April 28, 2025, Alumni Capital LP purchased 94,825 shares of our common stock for $381,224. The price for these shares was $4.02 based on a 9% discount of the lowest of the 5-day VWAP of $4.41 from the closing date on May 6, 2025, accessible via the Bloomberg terminal. On July 15, 2025, and July 18, 2025, Alumni Capital LP purchased 25,000 and 142,867 of our common shares for $86,995 and $354,282, respectively. The price for these shares was $4.02 based on a 9% discount of the lowest of the 5-day VWAP of $4.41 from the closing date on July 15, 2025, accessible via the Bloomberg terminal. Therefore, as of the date of issuance of the unaudited consolidated financial statements, the Company has only executed a purchase notice for an aggregate 262,692 shares to Alumni Capital LP, based on this Agreement, and the aggregate proceeds of $822,501 have been received and recorded for the period ended September 30, 2025.

Treasury stock

During the nine months ended September 30, 2025, the Company repurchased 58,038 shares of its common stock for $249,675 in the public market at average price of $4.30 and placed them in treasury. In the same period, the Company retired 348,968 shares of its common stock previously repurchased $1,055,591. As of September 30, 2025 and December 31, 2024, 58,038 and 348,968 shares remain as treasury shares, respectively. These were all purchased as part of publicly announced plans or program, as also noted in the Annual Report on Form 10-K for the year ended December 31, 2024.

Employee compensation

In prior years, the Company entered into several employment agreements that require the issuance of common shares for services that vest on a quarterly basis. During the period ended September 30, 2025, 4,953 shares with a fair value of $13,905 that previously vested were issued. During the period ended September 30, 2024, an aggregate of 7,494 shares with a fair value of $48,564 vested and were recognized as compensation costs. As of September 30, 2025, 20,723 shares of common stock with a fair value of $52,733 remain vested but not issued.

On February 11, 2022 (the “Vesting Date”), the Company entered into a restricted stock award agreements (the “Award Agreement”) with eight employees for 42,000 shares of the Company’s common stock subject to the terms and to the fulfillment of the conditions set forth in the Company’s equity incentive plan. The first 20% of the restricted shares were granted and vested on February 11, 2022. An additional 20% of the restricted shares will vest on each anniversary of the Vesting Date until the fourth anniversary of the Vesting Date. The initial fair value of the awards on the date of grant was determined to be $2,942,800 which is being amortized over the 5 year vesting period. During the periods ended September 30, 2025 and 2024, 5,100 shares of common stock vested and the Company amortized $268,005 of this amount leaving an unamortized balance of $446,675 at September 30, 2025. As of September 30, 2025, 20,400 of the shares had vested.

Stock options

On January 2, 2025, each member of the Board was granted 2,250 options to purchase shares at $3.45 per share with a fair value of $6,854. The options vest monthly over one (1) year, and may be exercised during a 10-year term. In the aggregate, 13,500 options were granted with a fair value of $41,124. During the nine months ended September 30, 2025, the Company recognized $30,852 of compensation cost relating to the vesting of these options and $10,272 remained unvested which will be amortized over the remainder of 2025.

For the nine months ended September 30, 2025 and 2024, the Company’s stock option compensation expenses amounted to $30,852 and $110,985, respectively.

The fair value of the stock options issued during the periods was determined using the Black-Scholes option pricing model with the following assumptions:

September 30, 2025
Risk-free interest rate	3.45%
Expected life of the options	5.5 years
Expected volatility	128.40%
Expected dividend yield	0%

The following is a summary of the option activity from December 31, 2024 to September 30, 2025:

	Number of Options	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2024	62,637	$35.96	6.74	–
Granted	13,500	$3.45	–	–
Exercised	–	–	–	–
Cancelled or forfeited	–	–	–	–
Outstanding at September 30, 2025	76,137	$30.20	6.83	–
Exercisable as of September 30, 2025	72,762	$31.44	6.70	–

Based on the closing fair market value of $3.09 per share on September 30, 2025, intrinsic value of $0 was attributed to exercisable but not exercised common stock options at September 30, 2025.